PRC statutory reserves	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PRC statutory reserves

Under the relevant PRC laws and regulations, the PRC subsidiaries are required to appropriate certain percentage of their respective net income to two statutory funds i.e. the statutory reserve fund and the statutory staff welfare fund. The PRC subsidiaries can also appropriate certain amount of their net income to the enterprise expansion fund.

(i)	Statutory reserve fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate at least 10% of the companies’ net income to the statutory reserve fund until such fund reaches 50% of the companies’ registered capital. The statutory reserve fund can be utilised upon the approval by the relevant authorities, to offset accumulated losses or to increase registered capital of the companies, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.

Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$3,280,000 as at December 31, 2011 (2010:US$3,916,000).

(ii)	Statutory staff welfare fund

Pursuant to applicable PRC laws and regulations, the PRC subsidiaries are required to allocate certain amount of the companies’ net income to the staff welfare fund determined by the Company. The staff welfare fund can only be used to provide staff welfare facilities and other collective benefits to the companies’ employees. This fund is non-distributable other than upon liquidation of the PRC subsidiaries.

(iii)	Enterprise expansion fund

The expansion fund shall only be used to make up losses, expand the PRC subsidiaries’ production operations, or increase the capital of the subsidiaries. The expansion fund can be utilised upon approval by relevant authorities, to convert into registered capital and issue bonus capital to existing investors, provided that such fund be maintained at a minimum of 25% of the companies’ registered capital.